Shareholder Report	4 Months Ended	6 Months Ended
	May 01, 2025	Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Natixis Funds Trust I
Entity Central Index Key		0000770540
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2025
C000167845
Shareholder Report [Line Items]
Fund Name		Mirova Global Megatrends Fund
Class Name		Class A
Trading Symbol		ESGMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mirova Global Megatrends Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$62	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		1.20%
Material Change Date	May 01, 2025
AssetsNet		$ 900,244,329
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 3,369,074
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$900,244,329
  # of Portfolio Holdings (including overnight repurchase agreements)49
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,369,074

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.7%
Commercial Services & Supplies	3.3%
Life Sciences Tools & Services	3.8%
Machinery	4.1%
IT Services	4.2%
Pharmaceuticals	5.1%
Electric Utilities	5.9%
Chemicals	7.2%
Health Care Equipment & Supplies	7.2%
Financial Services	9.1%
Semiconductors & Semiconductor Equipment	13.7%
Software	16.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	9.2%
Taiwan	3.4%
Spain	3.8%
Canada	3.9%
United Kingdom	4.0%
Netherlands	4.1%
France	4.2%
Germany	4.3%
United States	63.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.6%
Microsoft Corp.	7.2%
Mastercard, Inc., Class A	4.4%
Ecolab, Inc.	4.0%
Iberdrola SA	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Roper Technologies, Inc.	3.0%
Palo Alto Networks, Inc.	2.6%
SAP SE	2.6%
Shopify, Inc., Class A	2.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).

Material Fund Change Name [Text Block]		Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).
Summary of Change Legend [Text Block]

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000167846
Shareholder Report [Line Items]
Fund Name		Mirova Global Megatrends Fund
Class Name		Class C
Trading Symbol		ESGCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mirova Global Megatrends Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$100	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		1.95%
Material Change Date	May 01, 2025
AssetsNet		$ 900,244,329
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 3,369,074
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$900,244,329
  # of Portfolio Holdings (including overnight repurchase agreements)49
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,369,074

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.7%
Commercial Services & Supplies	3.3%
Life Sciences Tools & Services	3.8%
Machinery	4.1%
IT Services	4.2%
Pharmaceuticals	5.1%
Electric Utilities	5.9%
Chemicals	7.2%
Health Care Equipment & Supplies	7.2%
Financial Services	9.1%
Semiconductors & Semiconductor Equipment	13.7%
Software	16.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	9.2%
Taiwan	3.4%
Spain	3.8%
Canada	3.9%
United Kingdom	4.0%
Netherlands	4.1%
France	4.2%
Germany	4.3%
United States	63.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.6%
Microsoft Corp.	7.2%
Mastercard, Inc., Class A	4.4%
Ecolab, Inc.	4.0%
Iberdrola SA	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Roper Technologies, Inc.	3.0%
Palo Alto Networks, Inc.	2.6%
SAP SE	2.6%
Shopify, Inc., Class A	2.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).

Material Fund Change Name [Text Block]		Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).
Summary of Change Legend [Text Block]

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000190736
Shareholder Report [Line Items]
Fund Name		Mirova Global Megatrends Fund
Class Name		Class N
Trading Symbol		ESGNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mirova Global Megatrends Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$47	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.90%
Material Change Date	May 01, 2025
AssetsNet		$ 900,244,329
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 3,369,074
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$900,244,329
  # of Portfolio Holdings (including overnight repurchase agreements)49
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,369,074

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.7%
Commercial Services & Supplies	3.3%
Life Sciences Tools & Services	3.8%
Machinery	4.1%
IT Services	4.2%
Pharmaceuticals	5.1%
Electric Utilities	5.9%
Chemicals	7.2%
Health Care Equipment & Supplies	7.2%
Financial Services	9.1%
Semiconductors & Semiconductor Equipment	13.7%
Software	16.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	9.2%
Taiwan	3.4%
Spain	3.8%
Canada	3.9%
United Kingdom	4.0%
Netherlands	4.1%
France	4.2%
Germany	4.3%
United States	63.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.6%
Microsoft Corp.	7.2%
Mastercard, Inc., Class A	4.4%
Ecolab, Inc.	4.0%
Iberdrola SA	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Roper Technologies, Inc.	3.0%
Palo Alto Networks, Inc.	2.6%
SAP SE	2.6%
Shopify, Inc., Class A	2.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).

Material Fund Change Name [Text Block]		Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).
Summary of Change Legend [Text Block]

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000167847
Shareholder Report [Line Items]
Fund Name		Mirova Global Megatrends Fund
Class Name		Class Y
Trading Symbol		ESGYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mirova Global Megatrends Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$49	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.95%
Material Change Date	May 01, 2025
AssetsNet		$ 900,244,329
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 3,369,074
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$900,244,329
  # of Portfolio Holdings (including overnight repurchase agreements)49
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,369,074

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.7%
Commercial Services & Supplies	3.3%
Life Sciences Tools & Services	3.8%
Machinery	4.1%
IT Services	4.2%
Pharmaceuticals	5.1%
Electric Utilities	5.9%
Chemicals	7.2%
Health Care Equipment & Supplies	7.2%
Financial Services	9.1%
Semiconductors & Semiconductor Equipment	13.7%
Software	16.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	9.2%
Taiwan	3.4%
Spain	3.8%
Canada	3.9%
United Kingdom	4.0%
Netherlands	4.1%
France	4.2%
Germany	4.3%
United States	63.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.6%
Microsoft Corp.	7.2%
Mastercard, Inc., Class A	4.4%
Ecolab, Inc.	4.0%
Iberdrola SA	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Roper Technologies, Inc.	3.0%
Palo Alto Networks, Inc.	2.6%
SAP SE	2.6%
Shopify, Inc., Class A	2.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).

Material Fund Change Name [Text Block]		Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).
Summary of Change Legend [Text Block]

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000206848
Shareholder Report [Line Items]
Fund Name		Mirova International Megatrends Fund
Class Name		Class A
Trading Symbol		MRVAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mirova International Megatrends Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$64	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		1.20%
Material Change Date	May 01, 2025
AssetsNet		$ 14,753,305
Holdings Count | Holding		40
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$14,753,305
  # of Portfolio Holdings (including overnight repurchase agreements)40
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.3%
Financial Services	3.2%
Diversified REITs	3.2%
Insurance	3.6%
Electronic Equipment, Instruments & Components	3.6%
Personal Care Products	4.3%
Health Care Equipment & Supplies	5.0%
Electric Utilities	5.3%
Pharmaceuticals	5.4%
IT Services	5.5%
Building Products	6.4%
Semiconductors & Semiconductor Equipment	7.2%
Software	7.9%
Chemicals	8.3%
Banks	8.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	5.1%
Ireland	3.1%
Taiwan	3.4%
Belgium	3.8%
Denmark	4.2%
Switzerland	4.9%
United States	4.9%
Spain	5.3%
Canada	5.5%
Netherlands	7.0%
Japan	9.3%
Germany	11.2%
France	15.2%
United Kingdom	17.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

SAP SE	5.6%
Iberdrola SA	5.2%
Air Liquide SA	3.9%
KBC Group NV	3.8%
ASML Holding NV	3.8%
Shopify, Inc., Class A	3.7%
Halma PLC	3.6%
Legal & General Group PLC	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Geberit AG, (Registered)	3.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova International Megatrends Fund (formerly Mirova International Sustainable Equity Fund).

Liquidation: On July 15, 2025, the Board of Trustees approved a plan to liquidate Mirova International Megatrends Fund. Liquidation took place on August 19, 2025.

Material Fund Change Name [Text Block]		Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova International Megatrends Fund (formerly Mirova International Sustainable Equity Fund).
Summary of Change Legend [Text Block]

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000206846
Shareholder Report [Line Items]
Fund Name		Mirova International Megatrends Fund
Class Name		Class N
Trading Symbol		MRVNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mirova International Megatrends Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$48	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.90%
Material Change Date	May 01, 2025
AssetsNet		$ 14,753,305
Holdings Count | Holding		40
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$14,753,305
  # of Portfolio Holdings (including overnight repurchase agreements)40
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.3%
Financial Services	3.2%
Diversified REITs	3.2%
Insurance	3.6%
Electronic Equipment, Instruments & Components	3.6%
Personal Care Products	4.3%
Health Care Equipment & Supplies	5.0%
Electric Utilities	5.3%
Pharmaceuticals	5.4%
IT Services	5.5%
Building Products	6.4%
Semiconductors & Semiconductor Equipment	7.2%
Software	7.9%
Chemicals	8.3%
Banks	8.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	5.1%
Ireland	3.1%
Taiwan	3.4%
Belgium	3.8%
Denmark	4.2%
Switzerland	4.9%
United States	4.9%
Spain	5.3%
Canada	5.5%
Netherlands	7.0%
Japan	9.3%
Germany	11.2%
France	15.2%
United Kingdom	17.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

SAP SE	5.6%
Iberdrola SA	5.2%
Air Liquide SA	3.9%
KBC Group NV	3.8%
ASML Holding NV	3.8%
Shopify, Inc., Class A	3.7%
Halma PLC	3.6%
Legal & General Group PLC	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Geberit AG, (Registered)	3.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova International Megatrends Fund (formerly Mirova International Sustainable Equity Fund).

Liquidation: On July 15, 2025, the Board of Trustees approved a plan to liquidate Mirova International Megatrends Fund. Liquidation took place on August 19, 2025.

Material Fund Change Name [Text Block]		Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova International Megatrends Fund (formerly Mirova International Sustainable Equity Fund).
Summary of Change Legend [Text Block]

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000206847
Shareholder Report [Line Items]
Fund Name		Mirova International Megatrends Fund
Class Name		Class Y
Trading Symbol		MRVYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mirova International Megatrends Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$51	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.95%
Material Change Date	May 01, 2025
AssetsNet		$ 14,753,305
Holdings Count | Holding		40
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$14,753,305
  # of Portfolio Holdings (including overnight repurchase agreements)40
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.3%
Financial Services	3.2%
Diversified REITs	3.2%
Insurance	3.6%
Electronic Equipment, Instruments & Components	3.6%
Personal Care Products	4.3%
Health Care Equipment & Supplies	5.0%
Electric Utilities	5.3%
Pharmaceuticals	5.4%
IT Services	5.5%
Building Products	6.4%
Semiconductors & Semiconductor Equipment	7.2%
Software	7.9%
Chemicals	8.3%
Banks	8.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	5.1%
Ireland	3.1%
Taiwan	3.4%
Belgium	3.8%
Denmark	4.2%
Switzerland	4.9%
United States	4.9%
Spain	5.3%
Canada	5.5%
Netherlands	7.0%
Japan	9.3%
Germany	11.2%
France	15.2%
United Kingdom	17.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

SAP SE	5.6%
Iberdrola SA	5.2%
Air Liquide SA	3.9%
KBC Group NV	3.8%
ASML Holding NV	3.8%
Shopify, Inc., Class A	3.7%
Halma PLC	3.6%
Legal & General Group PLC	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Geberit AG, (Registered)	3.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova International Megatrends Fund (formerly Mirova International Sustainable Equity Fund).

Liquidation: On July 15, 2025, the Board of Trustees approved a plan to liquidate Mirova International Megatrends Fund. Liquidation took place on August 19, 2025.

Material Fund Change Name [Text Block]		Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova International Megatrends Fund (formerly Mirova International Sustainable Equity Fund).
Summary of Change Legend [Text Block]

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000094872
Shareholder Report [Line Items]
Fund Name		Natixis Oakmark International Fund
Class Name		Class A
Trading Symbol		NOIAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$63	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		1.15%
AssetsNet		$ 289,217,103
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 830,187
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$289,217,103
  # of Portfolio Holdings (including overnight repurchase agreements)68
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$830,187

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.5%
Short-Term Investments	3.2%
Broadline Retail	3.1%
Hotels, Restaurants & Leisure	3.4%
Financial Services	3.5%
Automobiles	3.7%
Beverages	3.9%
Insurance	4.0%
Metals & Mining	4.0%
Health Care Providers & Services	4.2%
Trading Companies & Distributors	4.4%
Pharmaceuticals	4.5%
Textiles, Apparel & Luxury Goods	7.6%
Banks	9.9%
Machinery	10.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.2%
Sweden	3.4%
Japan	3.6%
Korea	4.6%
United States	6.0%
Switzerland	6.5%
Netherlands	7.4%
United Kingdom	13.8%
France	20.5%
Germany	22.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Glencore PLC	3.2%
BNP Paribas SA	3.0%
Kering SA	2.9%
CNH Industrial NV	2.8%
Continental AG	2.7%
Bayer AG	2.6%
Fresenius Medical Care AG	2.4%
Ashtead Group PLC	2.3%
KB Financial Group, Inc.	2.2%
Daimler Truck Holding AG	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000094873
Shareholder Report [Line Items]
Fund Name		Natixis Oakmark International Fund
Class Name		Class C
Trading Symbol		NOICX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$104	1.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		1.90%
AssetsNet		$ 289,217,103
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 830,187
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$289,217,103
  # of Portfolio Holdings (including overnight repurchase agreements)68
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$830,187

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.5%
Short-Term Investments	3.2%
Broadline Retail	3.1%
Hotels, Restaurants & Leisure	3.4%
Financial Services	3.5%
Automobiles	3.7%
Beverages	3.9%
Insurance	4.0%
Metals & Mining	4.0%
Health Care Providers & Services	4.2%
Trading Companies & Distributors	4.4%
Pharmaceuticals	4.5%
Textiles, Apparel & Luxury Goods	7.6%
Banks	9.9%
Machinery	10.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.2%
Sweden	3.4%
Japan	3.6%
Korea	4.6%
United States	6.0%
Switzerland	6.5%
Netherlands	7.4%
United Kingdom	13.8%
France	20.5%
Germany	22.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Glencore PLC	3.2%
BNP Paribas SA	3.0%
Kering SA	2.9%
CNH Industrial NV	2.8%
Continental AG	2.7%
Bayer AG	2.6%
Fresenius Medical Care AG	2.4%
Ashtead Group PLC	2.3%
KB Financial Group, Inc.	2.2%
Daimler Truck Holding AG	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190734
Shareholder Report [Line Items]
Fund Name		Natixis Oakmark International Fund
Class Name		Class N
Trading Symbol		NIONX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$47	0.86%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.86%
AssetsNet		$ 289,217,103
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 830,187
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$289,217,103
  # of Portfolio Holdings (including overnight repurchase agreements)68
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$830,187

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.5%
Short-Term Investments	3.2%
Broadline Retail	3.1%
Hotels, Restaurants & Leisure	3.4%
Financial Services	3.5%
Automobiles	3.7%
Beverages	3.9%
Insurance	4.0%
Metals & Mining	4.0%
Health Care Providers & Services	4.2%
Trading Companies & Distributors	4.4%
Pharmaceuticals	4.5%
Textiles, Apparel & Luxury Goods	7.6%
Banks	9.9%
Machinery	10.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.2%
Sweden	3.4%
Japan	3.6%
Korea	4.6%
United States	6.0%
Switzerland	6.5%
Netherlands	7.4%
United Kingdom	13.8%
France	20.5%
Germany	22.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Glencore PLC	3.2%
BNP Paribas SA	3.0%
Kering SA	2.9%
CNH Industrial NV	2.8%
Continental AG	2.7%
Bayer AG	2.6%
Fresenius Medical Care AG	2.4%
Ashtead Group PLC	2.3%
KB Financial Group, Inc.	2.2%
Daimler Truck Holding AG	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190735
Shareholder Report [Line Items]
Fund Name		Natixis Oakmark International Fund
Class Name		Class Y
Trading Symbol		NOIYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$50	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.90%
AssetsNet		$ 289,217,103
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 830,187
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$289,217,103
  # of Portfolio Holdings (including overnight repurchase agreements)68
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$830,187

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.5%
Short-Term Investments	3.2%
Broadline Retail	3.1%
Hotels, Restaurants & Leisure	3.4%
Financial Services	3.5%
Automobiles	3.7%
Beverages	3.9%
Insurance	4.0%
Metals & Mining	4.0%
Health Care Providers & Services	4.2%
Trading Companies & Distributors	4.4%
Pharmaceuticals	4.5%
Textiles, Apparel & Luxury Goods	7.6%
Banks	9.9%
Machinery	10.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.2%
Sweden	3.4%
Japan	3.6%
Korea	4.6%
United States	6.0%
Switzerland	6.5%
Netherlands	7.4%
United Kingdom	13.8%
France	20.5%
Germany	22.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Glencore PLC	3.2%
BNP Paribas SA	3.0%
Kering SA	2.9%
CNH Industrial NV	2.8%
Continental AG	2.7%
Bayer AG	2.6%
Fresenius Medical Care AG	2.4%
Ashtead Group PLC	2.3%
KB Financial Group, Inc.	2.2%
Daimler Truck Holding AG	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018161
Shareholder Report [Line Items]
Fund Name		Natixis U.S. Equity Opportunities Fund
Class Name		Class A
Trading Symbol		NEFSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$55	1.06%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		1.06%
AssetsNet		$ 1,219,742,267
Holdings Count | Holding		77
Advisory Fees Paid, Amount		$ 3,773,301
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,219,742,267
  # of Portfolio Holdings (including overnight repurchase agreements)77
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,773,301

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.8%
Health Care Providers & Services	3.1%
Broadline Retail	4.0%
Automobiles	4.4%
Oil, Gas & Consumable Fuels	4.5%
Financial Services	4.7%
Entertainment	6.5%
Semiconductors & Semiconductor Equipment	6.5%
Software	6.7%
Banks	6.8%
Interactive Media & Services	8.5%
Capital Markets	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	4.9%
Meta Platforms, Inc., Class A	4.1%
Alphabet, Inc., Class A	4.1%
Netflix, Inc.	4.0%
Amazon.com, Inc.	3.8%
Tesla, Inc.	2.9%
Oracle Corp.	2.6%
Citigroup, Inc.	2.5%
Charles Schwab Corp.	2.3%
Boeing Co.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018163
Shareholder Report [Line Items]
Fund Name		Natixis U.S. Equity Opportunities Fund
Class Name		Class C
Trading Symbol		NECCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$94	1.81%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		1.81%
AssetsNet		$ 1,219,742,267
Holdings Count | Holding		77
Advisory Fees Paid, Amount		$ 3,773,301
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,219,742,267
  # of Portfolio Holdings (including overnight repurchase agreements)77
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,773,301

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.8%
Health Care Providers & Services	3.1%
Broadline Retail	4.0%
Automobiles	4.4%
Oil, Gas & Consumable Fuels	4.5%
Financial Services	4.7%
Entertainment	6.5%
Semiconductors & Semiconductor Equipment	6.5%
Software	6.7%
Banks	6.8%
Interactive Media & Services	8.5%
Capital Markets	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	4.9%
Meta Platforms, Inc., Class A	4.1%
Alphabet, Inc., Class A	4.1%
Netflix, Inc.	4.0%
Amazon.com, Inc.	3.8%
Tesla, Inc.	2.9%
Oracle Corp.	2.6%
Citigroup, Inc.	2.5%
Charles Schwab Corp.	2.3%
Boeing Co.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190732
Shareholder Report [Line Items]
Fund Name		Natixis U.S. Equity Opportunities Fund
Class Name		Class N
Trading Symbol		NESNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$39	0.76%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.76%
AssetsNet		$ 1,219,742,267
Holdings Count | Holding		77
Advisory Fees Paid, Amount		$ 3,773,301
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,219,742,267
  # of Portfolio Holdings (including overnight repurchase agreements)77
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,773,301

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.8%
Health Care Providers & Services	3.1%
Broadline Retail	4.0%
Automobiles	4.4%
Oil, Gas & Consumable Fuels	4.5%
Financial Services	4.7%
Entertainment	6.5%
Semiconductors & Semiconductor Equipment	6.5%
Software	6.7%
Banks	6.8%
Interactive Media & Services	8.5%
Capital Markets	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	4.9%
Meta Platforms, Inc., Class A	4.1%
Alphabet, Inc., Class A	4.1%
Netflix, Inc.	4.0%
Amazon.com, Inc.	3.8%
Tesla, Inc.	2.9%
Oracle Corp.	2.6%
Citigroup, Inc.	2.5%
Charles Schwab Corp.	2.3%
Boeing Co.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018164
Shareholder Report [Line Items]
Fund Name		Natixis U.S. Equity Opportunities Fund
Class Name		Class Y
Trading Symbol		NESYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$42	0.81%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.81%
AssetsNet		$ 1,219,742,267
Holdings Count | Holding		77
Advisory Fees Paid, Amount		$ 3,773,301
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,219,742,267
  # of Portfolio Holdings (including overnight repurchase agreements)77
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,773,301

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.8%
Health Care Providers & Services	3.1%
Broadline Retail	4.0%
Automobiles	4.4%
Oil, Gas & Consumable Fuels	4.5%
Financial Services	4.7%
Entertainment	6.5%
Semiconductors & Semiconductor Equipment	6.5%
Software	6.7%
Banks	6.8%
Interactive Media & Services	8.5%
Capital Markets	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	4.9%
Meta Platforms, Inc., Class A	4.1%
Alphabet, Inc., Class A	4.1%
Netflix, Inc.	4.0%
Amazon.com, Inc.	3.8%
Tesla, Inc.	2.9%
Oracle Corp.	2.6%
Citigroup, Inc.	2.5%
Charles Schwab Corp.	2.3%
Boeing Co.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018172
Shareholder Report [Line Items]
Fund Name		Vaughan Nelson Small Cap Fund
Class Name		Class A
Trading Symbol		NEFJX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vaughan Nelson Small Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$61	1.25%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		1.25%
Material Change Date	May 01, 2025
AssetsNet		$ 1,314,496,999
Holdings Count | Holding		55
Advisory Fees Paid, Amount		$ 5,356,012
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,314,496,999
  # of Portfolio Holdings (including overnight repurchase agreements)55
  Portfolio Turnover Rate61%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$5,356,012

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.5%
Short-Term Investments	3.5%
Exchange-Traded Funds	5.0%
Gas Utilities	3.0%
Specialty Retail	3.5%
Chemicals	4.0%
Electronic Equipment, Instruments & Components	4.2%
Insurance	4.5%
Oil, Gas & Consumable Fuels	4.6%
Aerospace & Defense	4.9%
Trading Companies & Distributors	6.1%
Machinery	6.2%
Banks	15.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

iShares Russell 2000 Value ETF	5.0%
Artisan Partners Asset Management, Inc., Class A	2.8%
Western Alliance Bancorp	2.7%
Cullen/Frost Bankers, Inc.	2.6%
Installed Building Products, Inc.	2.6%
Comerica, Inc.	2.6%
Cushman & Wakefield PLC	2.6%
Zions Bancorp NA	2.5%
Selective Insurance Group, Inc.	2.5%
Huntington Ingalls Industries, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).

Material Fund Change Name [Text Block]		Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).
Summary of Change Legend [Text Block]

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018174
Shareholder Report [Line Items]
Fund Name		Vaughan Nelson Small Cap Fund
Class Name		Class C
Trading Symbol		NEJCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vaughan Nelson Small Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$98	2.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		2.00%
Material Change Date	May 01, 2025
AssetsNet		$ 1,314,496,999
Holdings Count | Holding		55
Advisory Fees Paid, Amount		$ 5,356,012
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,314,496,999
  # of Portfolio Holdings (including overnight repurchase agreements)55
  Portfolio Turnover Rate61%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$5,356,012

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.5%
Short-Term Investments	3.5%
Exchange-Traded Funds	5.0%
Gas Utilities	3.0%
Specialty Retail	3.5%
Chemicals	4.0%
Electronic Equipment, Instruments & Components	4.2%
Insurance	4.5%
Oil, Gas & Consumable Fuels	4.6%
Aerospace & Defense	4.9%
Trading Companies & Distributors	6.1%
Machinery	6.2%
Banks	15.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

iShares Russell 2000 Value ETF	5.0%
Artisan Partners Asset Management, Inc., Class A	2.8%
Western Alliance Bancorp	2.7%
Cullen/Frost Bankers, Inc.	2.6%
Installed Building Products, Inc.	2.6%
Comerica, Inc.	2.6%
Cushman & Wakefield PLC	2.6%
Zions Bancorp NA	2.5%
Selective Insurance Group, Inc.	2.5%
Huntington Ingalls Industries, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).

Material Fund Change Name [Text Block]		Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).
Summary of Change Legend [Text Block]

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000190733
Shareholder Report [Line Items]
Fund Name		Vaughan Nelson Small Cap Fund
Class Name		Class N
Trading Symbol		VSCNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vaughan Nelson Small Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$46	0.94%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.94%
Material Change Date	May 01, 2025
AssetsNet		$ 1,314,496,999
Holdings Count | Holding		55
Advisory Fees Paid, Amount		$ 5,356,012
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,314,496,999
  # of Portfolio Holdings (including overnight repurchase agreements)55
  Portfolio Turnover Rate61%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$5,356,012

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.5%
Short-Term Investments	3.5%
Exchange-Traded Funds	5.0%
Gas Utilities	3.0%
Specialty Retail	3.5%
Chemicals	4.0%
Electronic Equipment, Instruments & Components	4.2%
Insurance	4.5%
Oil, Gas & Consumable Fuels	4.6%
Aerospace & Defense	4.9%
Trading Companies & Distributors	6.1%
Machinery	6.2%
Banks	15.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

iShares Russell 2000 Value ETF	5.0%
Artisan Partners Asset Management, Inc., Class A	2.8%
Western Alliance Bancorp	2.7%
Cullen/Frost Bankers, Inc.	2.6%
Installed Building Products, Inc.	2.6%
Comerica, Inc.	2.6%
Cushman & Wakefield PLC	2.6%
Zions Bancorp NA	2.5%
Selective Insurance Group, Inc.	2.5%
Huntington Ingalls Industries, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).

Material Fund Change Name [Text Block]		Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).
Summary of Change Legend [Text Block]

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000069268
Shareholder Report [Line Items]
Fund Name		Vaughan Nelson Small Cap Fund
Class Name		Class Y
Trading Symbol		NEJYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vaughan Nelson Small Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$49	1.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		1.00%
Material Change Date	May 01, 2025
AssetsNet		$ 1,314,496,999
Holdings Count | Holding		55
Advisory Fees Paid, Amount		$ 5,356,012
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,314,496,999
  # of Portfolio Holdings (including overnight repurchase agreements)55
  Portfolio Turnover Rate61%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$5,356,012

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.5%
Short-Term Investments	3.5%
Exchange-Traded Funds	5.0%
Gas Utilities	3.0%
Specialty Retail	3.5%
Chemicals	4.0%
Electronic Equipment, Instruments & Components	4.2%
Insurance	4.5%
Oil, Gas & Consumable Fuels	4.6%
Aerospace & Defense	4.9%
Trading Companies & Distributors	6.1%
Machinery	6.2%
Banks	15.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

iShares Russell 2000 Value ETF	5.0%
Artisan Partners Asset Management, Inc., Class A	2.8%
Western Alliance Bancorp	2.7%
Cullen/Frost Bankers, Inc.	2.6%
Installed Building Products, Inc.	2.6%
Comerica, Inc.	2.6%
Cushman & Wakefield PLC	2.6%
Zions Bancorp NA	2.5%
Selective Insurance Group, Inc.	2.5%
Huntington Ingalls Industries, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).

Material Fund Change Name [Text Block]		Name Change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).
Summary of Change Legend [Text Block]

Effective May 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments